Innovator Equity Managed 100 Buffer ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 92.8%		Shares	Value
Aerospace/Defense - 2.0%
Boeing Co. (a)		2,458	$574,484
General Electric Co.		2,453	752,556
HEICO Corp.		474	156,851
HEICO Corp. - Class A		474	120,675
Northrop Grumman Corp.		665	460,353
Rocket Lab Corp. (a)		1,312	105,052
			2,169,971

Agriculture - 0.7%
Philip Morris International, Inc.		4,130	741,087

Airlines - 0.2%
Delta Air Lines, Inc.		3,501	230,681

Auto Manufacturers - 2.6%
Ford Motor Co.		28,454	394,941
Tesla, Inc. (a)		5,373	2,312,593
			2,707,534

Banks - 4.8%
Bank of America Corp.		16,432	874,183
Bank of New York Mellon Corp.		3,635	435,909
Citizens Financial Group, Inc.		6,083	383,107
Huntington Bancshares, Inc./OH (b)		18,832	329,183
JPMorgan Chase & Co.		5,615	1,717,572
Morgan Stanley (b)		2,133	389,913
Northern Trust Corp.		2,062	308,125
Regions Financial Corp. (b)		11,455	326,468
State Street Corp.		2,219	290,378
			5,054,838

Beverages - 0.7%
Coca-Cola Co.		10,193	762,538

Biotechnology - 1.0%
Alnylam Pharmaceuticals, Inc. (a)		324	109,531
Gilead Sciences, Inc.		4,206	597,042
Illumina, Inc. (a)		2,337	338,421
Royalty Pharma PLC - Class A		1,344	56,018
			1,101,012

Building Materials - 0.6%
Carlisle Cos., Inc.		828	282,257
CRH PLC		2,686	328,793
			611,050

Chemicals - 0.6%
LyondellBasell Industries NV - Class A		5,859	287,091
PPG Industries, Inc.		2,291	264,908
Solstice Advanced Materials, Inc. (a)		520	32,121
			584,120

Commercial Services - 0.6%
Moody's Corp.		711	366,563
Toast, Inc. - Class A (a)		1,659	51,612
TransUnion		3,407	269,221
			687,396

Computers - 7.4%
Amdocs Ltd.		1,659	135,938
Apple, Inc.		26,095	6,771,131
International Business Machines Corp.		1,977	606,346
NetApp, Inc.		1,273	122,654
Okta, Inc. (a)(b)		553	46,717
Pure Storage, Inc. - Class A (a)(b)		1,580	109,873
Zscaler, Inc. (a)		395	79,004
			7,871,663

Cosmetics/Personal Care - 0.8%
Procter & Gamble Co.		5,629	854,313

Distribution/Wholesale - 0.2%
Watsco, Inc. (b)		425	164,241

Diversified Financial Services - 4.0%
American Express Co.		1,665	586,363
Ares Management Corp. - Class A		1,185	177,359
Blue Owl Capital, Inc. - Class A (b)		4,898	66,809
Charles Schwab Corp.		5,395	560,648
Interactive Brokers Group, Inc. - Class A		1,896	141,973
LPL Financial Holdings, Inc.		316	115,182
Mastercard, Inc. - Class A		1,746	940,727
Nasdaq, Inc.		3,319	321,578
Rocket Cos., Inc. - Class A		4,447	79,735
TPG, Inc.		869	51,193
Tradeweb Markets, Inc. - Class A		476	49,061
Visa, Inc. - Class A		3,634	1,169,530
			4,260,158

Electric - 2.0%
Alliant Energy Corp. (b)		2,528	166,620
Ameren Corp.		2,007	207,283
CMS Energy Corp.		3,950	282,386
DTE Energy Co.		2,224	298,861
Evergy, Inc.		3,800	291,574
FirstEnergy Corp.		5,452	258,098
PPL Corp.		7,829	283,801
WEC Energy Group, Inc. (b)		2,800	309,876
			2,098,499

Electronics - 1.3%
Fortive Corp.		4,291	226,608
Honeywell International, Inc.		2,333	530,804
Hubbell, Inc. (b)		395	192,736
TE Connectivity PLC		1,818	405,014
			1,355,162

Engineering & Construction - 0.2%
EMCOR Group, Inc.		316	227,751

Entertainment - 0.2%
DraftKings, Inc. - Class A (a)		3,894	107,124
Flutter Entertainment PLC (a)		554	91,493
Warner Music Group Corp. - Class A (b)		1,901	56,992
			255,609

Environmental Control - 0.3%
Republic Services, Inc.		1,550	333,390

Food - 0.5%
General Mills, Inc.		6,201	286,858
Kraft Heinz Co. (b)		11,788	279,847
			566,705

Gas - 0.3%
NiSource, Inc.		6,005	265,961

Healthcare-Products - 1.6%
Abbott Laboratories		4,830	527,919
Edwards Lifesciences Corp. (a)		2,135	173,704
Hologic, Inc. (a)		3,081	230,859
Intuitive Surgical, Inc. (a)		948	478,000
Natera, Inc. (a)(b)		402	92,918
STERIS PLC		791	207,717
			1,711,117

Healthcare-Services - 0.6%
UnitedHealth Group, Inc.		2,293	657,930

Home Builders - 0.2%
PulteGroup, Inc. (b)		1,817	227,289

Household Products/Wares - 0.2%
Clorox Co.		1,458	164,448

Insurance - 2.7%
American International Group, Inc.		4,120	308,506
Berkshire Hathaway, Inc. - Class B (a)		2,847	1,368,069
Everest Group Ltd.		657	217,651
Hartford Insurance Group, Inc. (b)		2,133	288,083
Loews Corp.		2,689	283,878
Markel Group, Inc. (a)		7	14,284
MetLife, Inc.		4,124	325,301
Ryan Specialty Holdings, Inc.		1,186	57,260
			2,863,032

Internet - 14.4%
Alphabet, Inc. - Class A		10,616	3,588,208
Alphabet, Inc. - Class C		8,960	3,033,229
Amazon.com, Inc. (a)		17,380	4,159,034
AppLovin Corp. - Class A (a)		474	224,254
Coupang, Inc. (a)		3,318	66,891
MercadoLibre, Inc. (a)		80	171,823
Meta Platforms, Inc. - Class A		3,872	2,774,288
Netflix, Inc. (a)		7,910	660,406
Pinterest, Inc. - Class A (a)		2,686	59,441
Reddit, Inc. - Class A (a)		237	42,724
Snap, Inc. - Class A (a)(b)		3,397	23,541
Spotify Technology SA (a)		317	158,611
Uber Technologies, Inc. (a)		4,503	360,465
			15,322,915

Iron/Steel - 0.2%
Reliance, Inc.		554	182,543

Leisure Time - 0.1%
Viking Holdings Ltd. (a)		949	68,470

Lodging - 0.7%
Hilton Worldwide Holdings, Inc.		1,269	378,809
Marriott International, Inc./MD - Class A (b)		1,185	373,631
			752,440

Machinery-Construction & Mining - 1.5%
Caterpillar, Inc.		1,422	934,766
GE Vernova, Inc.		561	407,494
Vertiv Holdings Co. - Class A		1,185	220,623
			1,562,883

Machinery-Diversified - 0.5%
Dover Corp.		1,269	255,691
Westinghouse Air Brake Technologies Corp.		1,264	290,897
			546,588

Media - 0.4%
Walt Disney Co.		3,871	436,649

Mining - 0.6%
Anglogold Ashanti PLC		1,744	161,965
Southern Copper Corp.		2,719	517,406
			679,371

Miscellaneous Manufacturing - 0.6%
Entegris, Inc. (b)		2,371	279,944
Illinois Tool Works, Inc.		1,519	396,854
			676,798

Oil & Gas - 2.6%
Chevron Corp.		2,861	506,111
Devon Energy Corp.		7,512	302,058
Exxon Mobil Corp.		9,726	1,375,256
Occidental Petroleum Corp.		6,241	283,279
Valero Energy Corp. (b)		1,659	300,992
			2,767,696

Oil & Gas Services - 0.3%
Halliburton Co.		9,007	301,915

Packaging & Containers - 0.2%
Packaging Corp. of America		869	193,396

Pharmaceuticals - 5.5%
AbbVie, Inc.		4,273	952,922
Becton Dickinson & Co. (b)		1,820	370,333
Cencora, Inc.		1,027	368,919
Eli Lilly & Co.		1,676	1,738,263
Johnson & Johnson		5,535	1,257,829
McKesson Corp.		395	328,328
Merck & Co., Inc. (b)		7,292	804,089
			5,820,683

Pipelines - 0.4%
Cheniere Energy, Inc.		948	200,521
Venture Global, Inc. - Class A (b)		27,747	271,921
			472,442

Private Equity - 0.1%
Carlyle Group, Inc.		964	56,664

Retail - 4.8%
Carvana Co. (a)(b)		580	232,644
Costco Wholesale Corp. (b)		974	915,804
Ferguson Enterprises, Inc.		1,037	261,801
Home Depot, Inc. (b)		2,315	867,176
Lowe's Cos., Inc.		1,981	529,046
McDonald's Corp.		1,993	627,795
Ross Stores, Inc.		1,976	372,772
Ulta Beauty, Inc. (a)		237	153,424
Walmart, Inc.		9,903	1,179,843
			5,140,305

Semiconductors - 12.3%
Advanced Micro Devices, Inc. (a)		3,715	879,452
Astera Labs, Inc. (a)(b)		1,523	229,394
Broadcom, Inc.		7,927	2,626,215
GLOBALFOUNDRIES, Inc. (a)(b)		243	10,255
KLA Corp.		475	678,271
Marvell Technology, Inc.		3,241	255,780
NVIDIA Corp.		41,651	7,960,756
QUALCOMM, Inc.		2,610	395,650
			13,035,773

Software - 9.0%
Atlassian Corp. - Class A (a)		474	56,017
Bentley Systems, Inc. - Class B (b)		1,185	41,617
Broadridge Financial Solutions, Inc.		911	179,567
Cloudflare, Inc. - Class A (a)		651	115,455
Figma, Inc. - Class A (a)(b)		5,462	141,575
HubSpot, Inc. (a)		98	27,440
Intuit, Inc.		650	324,298
IonQ, Inc. (a)(b)		2,738	109,465
Microsoft Corp.		13,035	5,608,830
MongoDB, Inc. (a)(b)		316	117,340
Oracle Corp.		3,477	572,245
Palantir Technologies, Inc. - Class A (a)		3,871	567,450
ROBLOX Corp. - Class A (a)		2,931	192,743
Salesforce, Inc.		2,539	539,004
Samsara, Inc. - Class A (a)(b)		712	19,972
ServiceNow, Inc. (a)		2,370	277,314
Snowflake, Inc. - Class A (a)		711	137,010
SS&C Technologies Holdings, Inc.		1,580	129,386
Strategy, Inc. - Class A (a)(b)		956	143,123
Veeva Systems, Inc. - Class A (a)		632	128,877
Zoom Communications, Inc. - Class A (a)		1,185	109,139
			9,537,867

Telecommunications - 1.6%
Arista Networks, Inc. (a)		2,370	335,924
AT&T, Inc.		22,408	587,314
Cisco Systems, Inc.		10,350	810,612
Ubiquiti, Inc. (b)		6	3,308
			1,737,158

Transportation - 0.7%
CSX Corp. (b)		10,665	402,710
Expeditors International of Washington, Inc.		2,261	362,981
			765,691
TOTAL COMMON STOCKS (Cost $95,238,645)			98,585,742

PURCHASED OPTIONS - 4.7% (a)	Notional Amount	Contracts	Value
Put Options - 4.7%
S&P 500 Index (c)(d)(e)
Expiration: 03/31/2026; Exercise Price: $6,400.00	24,980,508	36	183,600
Expiration: 06/30/2026; Exercise Price: $6,800.00	24,980,508	36	752,040
Expiration: 09/30/2026; Exercise Price: $7,340.00	24,980,508	36	1,753,380
Expiration: 12/31/2026; Exercise Price: $7,570.00	24,980,508	36	2,347,380
TOTAL PURCHASED OPTIONS (Cost $6,515,322)			5,036,400

REAL ESTATE INVESTMENT TRUSTS - 1.4%		Shares	Value
REITS - 1.4%
Invitation Homes, Inc.		8,736	233,513
Mid-America Apartment Communities, Inc.		1,662	223,206
Realty Income Corp.		5,867	358,826
SBA Communications Corp.		1,425	262,357
Sun Communities, Inc.		1,422	181,205
VICI Properties, Inc.		9,195	258,196
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,593,307)			1,517,303

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.3%		Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (f)		7,747,944	7,747,944
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,747,944)			7,747,944

TOTAL INVESTMENTS - 106.2% (Cost $111,095,218)			112,887,389
Money Market Deposit Account - 1.1% (g)			1,216,803
Liabilities in Excess of Other Assets - (7.3)%			(7,846,876)
TOTAL NET ASSETS - 100.0%			$106,257,316

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $7,549,541.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2026 was 3.45%.

Innovator Equity Managed 100 Buffer ETF
Schedule of Written Options
January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.1)%	Notional Amount	Contracts	Value
Call Options - (0.1)%
S&P 500 Index (a)(b)
Expiration: 02/02/2026; Exercise Price: $6,995.00	$(33,307,344)	(48)	$(16,800)
Expiration: 02/06/2026; Exercise Price: $7,045.00	(33,307,344)	(48)	(47,760)
Expiration: 02/11/2026; Exercise Price: $7,110.00	(33,307,344)	(48)	(29,520)
TOTAL WRITTEN OPTIONS (Premiums received $200,727)			$(94,080)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Innovator Equity Managed 100 Buffer ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$98,585,742	$–	$–	$98,585,742
Purchased Options	935,640	4,100,760	–	5,036,400
Real Estate Investment Trusts	1,517,303	–	–	1,517,303
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	7,747,944
Total Investments	$101,038,685	$4,100,760	$–	$112,887,389

Liabilities:
Investments:
Written Options	$(94,080)	$–	$–	$(94,080)
Total Investments	$(94,080)	$–	$–	$(94,080)

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $7,747,944 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings as of January 31, 2026 (% of Net Assets)

Common Stocks	$98,585,742	92.8%
Purchased Options	5,036,400	4.7
Real Estate Investment Trusts	1,517,303	1.4
Written Options	(94,080)	(0.1)
Investments Purchased with Proceeds from Securities Lending	7,747,944	7.3
Money Market Deposit Account	1,216,803	1.1
Liabilities in Excess of Other Assets	(7,752,796)	(7.2)
	$106,257,316	100.0%